Computer Software, Net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Computer software	$ 1,180,582	$ 1,085,652
Computer software, accumulated amortization	757,394	680,582
Capitalized Computer Software, Net, Total	423,188	405,070
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Computer software	513,790	513,443
Computer software, accumulated amortization	315,591	282,563
Software development costs
Finite-Lived Intangible Assets [Line Items]
Computer software	428,581	404,238
Computer software, accumulated amortization	307,190	287,863
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Computer software	238,211	167,971
Computer software, accumulated amortization	$ 134,613	$ 110,156